BBH Fund, Inc.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 March 04, 2004




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



     RE: BBH FUND, INC. (the "Fund")
            BBH International Equity Fund
            BBH Tax-Efficient Equity Fund
            BBH Broad Market Fixed Income Fund
            BBH Inflation-Indexed Securities Fund
          1933 Act File No. 33-35827
          1940 Act File No. 811-06139


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 52 on March 3, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-6812.


                                             Very truly yours,



                                             /s/ Gail C. Jones
                                             Gail C. Jones
                                             Assistant Secretary